Basic and diluted net income per share	12 Months Ended
Dec. 31, 2016
Basic and diluted net income per share [Abstract]
Basic and diluted net income per share
23.	Basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2014, 2015 and 2016 are calculated as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	1,064,472	1,033,243	1,523,918
Interest expenses of convertible notes	-	-	81,085
Numerator for diluted income per share	1,064,472	1,033,243	1,605,003

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,153,140,699	1,125,189,978	1,127,343,312
Dilutive effect of share options	10,372,442	2,711,486	684,455
Dilutive effect of restricted shares	2,604,789	-	-
Dilutive effect of restricted share units	32,425,543	22,929,699	15,816,362
Dilutive effect of convertible bonds	-	-	72,267,200
Denominator for diluted calculation	1,198,543,473	1,150,831,163	1,216,111,329

Basic net income per Class A and Class B common share	0.92	0.92	1.35
Diluted net income per Class A and Class B common share	0.89	0.90	1.32
Basic net income per ADS*	18.46	18.37	27.04
Diluted net income per ADS*	17.76	17.96	26.40

*	Each ADS represents 20 Class A common shares.

The weighted average number of common shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 72,267,200 and 72,267,200 for the years ended December 31, 2015 and 2016 respectively. The 2019 Convertible Senior Notes were included in the computation of diluted earnings per share in 2016 because the inclusion of such instrument would be dilutive, while it was excluded in 2015 and 2014 because the inclusion of such instrument would be anti-dilutive.